Securities and Exchange Commission
Washington, DC 20549

Rule 23c-2 Notice of Intention to
Redeem Securities

of

Prospect Street®High Income Portfolio Inc.
CUSIP: 743586505

13455 Noel Road
Suite 1300
Dallas, TX 75240

under the

Investment Company Act of 1940

Securities Act File No. 333-54770
Investment Company Act File No. 811-5557

(1)      Title of the class of Securities to be redeemed:

Auction Rate Cumulative Preferred Shares, par value of $.001 per share, liquidation preference of $25,000 per share (“APS”).

(2)      Date on which the securities may be called or redeemed:

November 21, 2002

(3)      Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

APS are to be redeemed in accordance with Section 3 of the Articles Supplementary Creating Auction Rate Cumulative Preferred Shares, dated March 15, 2001.

(4)      The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

Prospect Street®High Income Portfolio Inc. intends to redeem 140 shares of APS, which have a total principal amount of $3,500,000. Such redemption shall be effected pro rata.

Signature

          Pursuant to the requirement of Rule 23c-2, Prospect Street® High Income Portfolio Inc. has duly caused this Notice of Intention to Redeem Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the State of Texas on this 22nd day of October 2002.

PROSPECT STREET®HIGH INCOME PORTFOLIO INC. By: /s/ R. Joseph Dougherty Name: R. Joseph Dougherty Title: Senior Vice President

Lottery Publication Date: November 15, 2002